Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Issued capital [Member]	Share premium [member]	Retained earnings [Member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Aug. 31, 2016	$ 3,799	$ 42	$ 1,908	$ (52)	$ 5,697	$ 1	$ 5,698
Net income			851		851		851
Other comprehensive income (loss)				(79)	(79)		(79)
Comprehensive income			851	(79)	772		772
Dividends			(397)		(397)		(397)
Dividend reinvestment plan	198		(198)
Shares issued under stock option plan	93	(15)			78		78
Share-based compensation		3			3		3
Equity at end of period at Aug. 31, 2017	4,090	30	2,164	(131)	6,153	1	6,154
Net income			60		60		60
Other comprehensive income (loss)				92	92		92
Comprehensive income			60	92	152		152
Dividends			(394)		(394)		(394)
Dividend reinvestment plan	211		(211)
Shares issued under stock option plan	48	(6)			42		42
Share-based compensation		3			3		3
Equity at end of period at Aug. 31, 2018	$ 4,349	$ 27	$ 1,619	$ (39)	$ 5,956	$ 1	$ 5,957